intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2024
intangible assets and goodwill
Schedule of Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,		Access to						Total
		related customer		rights-of-way,	Assets			Total		intangible
		relationships and		crowdsource assets	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base	Software	and other	construction	Total	licences	assets	Goodwill [1]	goodwill
AT COST
Balance as at January 1, 2023		$4,489	$7,522	$498	$535	$13,044	$12,215	$25,259	$9,495	$34,754
Additions		—	119	5	857	981	29	1,010	—	1,010
Additions arising from business acquisitions		866	—	131	—	997	—	997	975	1,972
Assets under construction put into service		—	845	17	(862)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	47	(570)	(63)	—	(586)	6	(580)	—	(580)
Net foreign exchange differences		(42)	(1)	(6)	—	(49)	—	(49)	(48)	(97)
Balance as at December 31, 2023		5,360	7,915	582	530	14,387	12,250	26,637	10,422	37,059
Additions		35	107	41	865	1,048	936	1,984	—	1,984
Additions arising from business acquisitions	(b)	191	31	5	—	227	—	227	319	546
Assets under construction put into service		—	921	—	(921)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	(3)	(331)	(32)	—	(366)	20	(346)	—	(346)
Net foreign exchange differences		159	6	26	—	191	—	191	167	358
Balance as at December 31, 2024		$5,742	$8,649	$622	$474	$15,487	$13,206	$28,693	$10,908	$39,601
ACCUMULATED AMORTIZATION
Balance as at January 1, 2023		$1,082	$4,713	$225	$—	$6,020	$—	$6,020	$364	$6,384
Amortization		473	995	87	—	1,555	—	1,555	—	1,555
Dispositions, retirements and other		(18)	(571)	(64)	—	(653)	—	(653)	—	(653)
Net foreign exchange differences		(4)	(1)	(1)	—	(6)	—	(6)	—	(6)
Balance as at December 31, 2023		1,533	5,136	247	—	6,916	—	6,916	364	7,280
Amortization		473	959	91	—	1,523	—	1,523	—	1,523
Dispositions, retirements and other		1	(330)	(61)	—	(390)	—	(390)	—	(390)
Net foreign exchange differences		36	5	10	—	51	—	51	—	51
Balance as at December 31, 2024		$2,043	$5,770	$287	$—	$8,100	$—	$8,100	$364	$8,464
NET BOOK VALUE
Balance as at December 31, 2023		$3,827	$2,779	$335	$530	$7,471	$12,250	$19,721	$10,058	$29,779
Balance as at December 31, 2024		$3,699	$2,879	$335	$474	$7,387	$13,206	$20,593	$10,544	$31,137

1	Accumulated amortization of goodwill of $364 is amortization recorded before 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

Schedule of acquisition-date fair values assigned to the assets acquired and liabilities assumed

Total of individually
immaterial
(millions)	transactions [1]
Assets
Current assets
Cash	$21
Accounts receivable [2]	39
Income and other taxes receivable	15
Other	6
81
Non-current assets
Property plant and equipment
Owned assets	15
Right-of-use lease assets	9
Intangible assets subject to amortization [3]	227
251
Total identifiable assets acquired	332
Liabilities
Current liabilities
Accounts payable and accrued liabilities	38
Income and other taxes payable	34
Advance billings and customer deposits	22
Provisions	7
Current maturities of long-term debt	44
145
Non-current liabilities
Provisions	1
Long-term debt	6
Deferred income taxes	49
56
Total liabilities assumed	201
Net identifiable assets acquired	131
Goodwill	319
Net assets acquired	$450
Acquisition effected by way of:
Cash consideration	$380
Accounts payable and accrued liabilities	5
Provisions	51
Issue of TELUS Corporation Common Shares [4]	14
$450

1

The purchase price allocation, primarily in respect of customer contracts, related customer relationships and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.

2

The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimate at the acquisition date of the contractual cash flows expected to be collected.

3

Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over a period of 10-15 years, and other intangible assets are expected to be amortized over a period of 5-15 years.

4	The fair value of TELUS Corporation Common Shares was measured based upon market prices observed at the date of acquisition of control.

Schedule of carrying values of intangible assets with indefinite lives and goodwill

As at December 31 (millions)	2024	2023
Intangible assets with indefinite lives
TELUS technology solutions	$13,206	$12,250
Goodwill
TELUS technology solutions	7,608	7,296
TELUS digital experience	2,936	2,762
	10,544	10,058
	$23,750	$22,308